FINANCE INCOME AND COSTS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Finance income	$ 1,117	¥ 8,101	¥ 9,376
Finance costs	266	1,930	1,822
Finance Income [Member]
IfrsStatementLineItems [Line Items]
Interest income on loans to a third party	469	3,396	3,396
Interest income on revenue contracts with significant financing component	183	1,331	2,547
Interest income from service concession arrangement	461	3,343	3,389
Interest income on bank deposit	4	31	44
Finance income	1,117	8,101	9,376
Finance Cost [Member]
IfrsStatementLineItems [Line Items]
Interest expenses on loans	259	1,878	1,954
Interest expense on lease liabilities	11	81	53
Other finance costs	(4)	(29)	(185)
Finance costs	$ 266	¥ 1,930	¥ 1,822